Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of anti-dilutive common shares outstanding
	June 30,		December 31
	2013	2012	2012	2011
	(unaudited)	(unaudited)
Series A Preferred Stock	-	40,000	40,000	40,000
Series B Preferred Stock	-	596,528	4,520,013	180,802
Series C Preferred Stock	-	708,685	3,390,010	-
Series D Preferred Stock	-	353,488	48,640	221,091
Series E Preferred Stock	534,830	-	1,279,865	-
Series F Preferred Stock	482,558	-	261,829	-
Series H Preferred Stock	316,409	-	586,387	-
Series I Preferred Stock	523,256	-	283,912	-
Warrants	567,749	394,399	2,153,569	144,642
	2,424,802	2,093,100	12,564,224	586,535

Summary of fair value of financial instruments
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011:
Warrant derivatives	$—	$—	$38,557

December 31, 2012:
Warrant derivatives	$—	$—	$33,593

June 30, 2013: (unaudited)
Warrant derivatives	$—	$—	$1,068,458

Summary of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements at Reporting
	Date Using
	Quoted
	Prices
	in Active
	Markets	Significant
	for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

	December 31, 2011
Liabilities:
Warrant derivatives	$-	$-	$38,557
Contingent consideration	-	-	141,607

Total liabilities at fair value	$-	$-	$180,164

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Long term contingent consideration	-	-	557,933
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$5,215,893

	June 30, 2013 (unaudited)
	Level 1	Level 2	Level 3
Liabilities:
Warrant derivatives	$-	$-	$1,068,458
Long term contingent consideration	-	-	557,933
Contingent consideration	-	-	6,993,506

Total liabilities at fair value	$-	$-	$8,061,964

Summary of changes in fair value of our Level 3 financial instruments
Amount
Balance December 31, 2010	$459,897

Change in fair value of derivative	(421,340)
Fair value of contingent consideration recorded at date of acquisition	141,607
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivates fair value on date of issuance	193,944
Fair value of long term consideration recorded at date of acquisition	557,933
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance December 31, 2012	$5,215,893

Change in fair value of derivative	894,865
Change in fair value of contingent consideration	(141,607)
Fair value of contingent consideration recorded at date of acquisition	2,510,746
Warrant derivatives fair value on date of issuance	140,000
Balance June 30, 2013 (unaudited)	$8,619,897